Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Corporate and other information
Amortization of intangible assets	$ (14)		$ (15)		$ (28)		$ (30)		$ (59)		$ (68)		$ (82)
Additional incentive accrual, change in remuneration policy									(252)	[1]	0	[1]	0	[1]
Write off of unamortized cash retention awards									(200)	[2]	0	[2]	0	[2]
Goodwill and intangible asset impairment									(492)	[3]	0	[3]	0	[3]
Joint Venture Settlement									(11)	[4]	0	[4]	0	[4]
Insurance recoveries			5				5		10	[5]	0	[5]	0	[5]
Write-off of uncollectible accounts receivable									28		22
Venezuela currency devaluation									0		0		(12)
OPERATING (LOSS) INCOME	171		179		458		496		(209)		566		753
All Other Segments [Member]
Corporate and other information
Amortization of intangible assets	(14)		(15)		(28)		(30)		(59)		(68)		(82)
Write-off of uncollectible accounts receivable									(13)	[6]	(22)	[6]	0	[6]
Net gain (loss) on disposal of operations									(3)	[4]	4	[4]	(2)	[4]
Foreign exchange hedging					0		2		8		5		(16)
Foreign exchange gain (loss) on the UK pension plan asset	1		(2)		1		(1)		(1)		0		3
2011 Operational Review									0		(180)		0
FSA regulatory settlement									0		(11)		0
Venezuela currency devaluation									0		0		(12)
Other	(6)		9		(5)		9		9	[7]	(6)	[7]	(4)	[7]
Write Off Of Uncollectible Trade Receivable Balance And Associated Legal Costs					0		(13)
Expense reduction initiative					(46)		0
Corporate [Member]
Corporate and other information
OPERATING (LOSS) INCOME	$ (19)	[8]	$ (3)	[8]	$ (78)	[8]	$ (28)	[8]	$ (1,004)	[9]	$ (278)	[9]	$ (113)	[9]

[1]	Additional incentive accrual recognized following the replacement of annual incentive awards with annual cash bonuses which will not feature a repayment requirement.
[2]	Write-off of unamortized cash retention awards following decision to eliminate the repayment requirement on past awards.
[3]	Non-cash charge recognized related to the impairment of the carrying value of the North America reporting unit's goodwill.
[4]	$11 million settlement with former partners related to the termination of a joint venture arrangement in India. In addition, a $1 million loss on disposal of operations was recorded related to the termination.
[5]	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in Chicago, discussed above.
[6]	In early 2012 the Company identified an uncollectible accounts receivable balance of approximately $28 million in Chicago due to fraudulent overstatements of Commissions and fees. For the year ended December 31, 2011, the Company recorded an estimate of the misstatement of Commissions and fees from prior periods by recognizing in the fourth quarter of 2011 a $22 million charge to Other operating expenses to write off the uncollectible receivable at January 1, 2011. The Company concluded its internal investigation into these matters in the three months ended March 31, 2012 and identified an additional $12 million in fraudulent overstatement of Commissions and fees, and has corrected the additional misstatement by recognizing a $13 million charge (including legal expenses) to Other operating expenses in the first quarter of 2012. The above amount represents the additional charge taken.
[7]	Other includes $7 million (2011: $12 million, 2010: $7 million) from the release of funds and reserves related to potential legal liabilities.
[8]	See the following table for an analysis of the ‘Corporate and Other’ line.
[9]	See the following table for an analysis of the ‘Corporate and other’ line.